SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of assets by reportable segment

Assets by reportable segment follow.

	December 31,
	2016	2015	2014
	(In thousands)
Assets:
Utica Shale	$199,392	$135,056	$29,415
Ohio Gathering	707,415	751,168	706,172
Williston Basin	724,084	740,361	861,461
Piceance/DJ Basins	843,440	866,095	941,382
Barnett Shale	404,314	416,586	428,935
Marcellus Shale	224,709	233,116	243,884
Total reportable segment assets	3,103,354	3,142,382	3,211,249
Corporate and other	12,294	22,290	31,213
Eliminations	(469)	—	—
Total assets	$3,115,179	$3,164,672	$3,242,462

Schedule of segment reporting information

Revenues by reportable segment follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Revenues (1):
Utica Shale	$24,263	$4,700	$190
Williston Basin	122,174	98,929	109,807
Piceance/DJ Basins	149,903	180,418	161,477
Barnett Shale	79,956	88,042	93,001
Marcellus Shale	26,111	28,468	22,694
Total reportable segments revenue	402,407	400,557	387,169
Corporate and other	412	—	—
Eliminations	(457)	—	—
Total revenues	$402,362	$400,557	$387,169

(1) Excludes revenues earned by Ohio Gathering due to equity method accounting.

Depreciation and amortization by reportable segment follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Depreciation and amortization (1):
Utica Shale	$4,331	$1,417	$—
Williston Basin	33,676	31,376	24,027
Piceance/DJ Basins	49,140	47,433	42,959
Barnett Shale (2)	16,093	16,392	16,601
Marcellus Shale	8,841	8,682	7,648
Total reportable segment depreciation and amortization	112,081	105,300	91,235
Corporate and other	580	603	587
Total depreciation and amortization	$112,661	$105,903	$91,822

(1) Excludes depreciation and amortization recognized by Ohio Gathering due to equity method accounting.

(2) Includes the amortization expense associated with our favorable and unfavorable gas gathering contracts as reported in other revenues.

Cash paid for capital expenditures by reportable segment follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Cash paid for capital expenditures (1):
Utica Shale	$78,708	$94,994	$24,787
Williston Basin	31,541	147,477	227,283
Piceance/DJ Basins	25,719	21,144	42,417
Barnett Shale	3,910	6,875	14,567
Marcellus Shale	1,173	1,306	33,866
Total reportable segment capital expenditures	141,051	271,796	342,920
Corporate and other	1,668	429	460
Total cash paid for capital expenditures	$142,719	$272,225	$343,380

(1) Excludes cash paid for capital expenditures by Ohio Gathering due to equity method accounting.

Schedule of counterparties accounting for more than 10% of total revenues

Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2016	2015	2014
Percentage of total revenues (1)(2):
Counterparty A - Piceance/DJ Basins	14%	16%	18%
Counterparty B - Piceance/DJ Basins	*	14%	*

* Less than 10%

(1) Total revenues include recognition of revenue during the year ended December 31, 2015 that was previously deferred in connection with certain MVCs (see Note 8).

(2) Excludes revenues earned by Ohio Gathering due to equity method accounting.

Reconciliation of net income to adjusted EBITDA

Segment adjusted EBITDA by reportable segment follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Reportable segment adjusted EBITDA:
Utica Shale	$21,035	$2,206	$170
Ohio Gathering	45,602	33,667	6,006
Williston Basin	79,475	34,008	30,009
Piceance/DJ Basins	109,241	110,222	110,763
Barnett Shale	54,634	59,526	60,528
Marcellus Shale	19,203	23,214	15,940
Total of reportable segments’ measures of profit or loss	$329,190	$262,843	$223,416

A reconciliation of loss before income taxes and loss from equity method investees to total of reportable segments' measures of profit or loss follows.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Reconciliation of loss before income taxes and loss from equity method investees to total of reportable segments' measures of profit or loss:
Loss before income taxes and loss from equity method investees	$(7,768)	$(216,268)	$(29,802)
Add:
Corporate and other	37,589	27,352	15,441
Interest expense	63,810	59,092	48,586
Deferred Purchase Price Obligation expense	55,854	—	—
Depreciation and amortization	112,661	105,903	91,822
Proportional adjusted EBITDA for equity method investees	45,602	33,667	6,006
Adjustments related to MVC shortfall payments	11,600	(11,902)	26,565
Unit-based and noncash compensation	7,985	7,017	5,841
Loss (gain) on asset sales, net	93	(172)	442
Long-lived asset impairment	1,764	9,305	5,505
Goodwill impairment	—	248,851	54,199
Less:
Interest income	—	2	4
Impact of purchase price adjustment	—	—	1,185
Total of reportable segments' measures of profit or loss	$329,190	$262,843	$223,416

Schedule of Adjustments Related to Minimum Volume Commitments Shortfall Payments

Adjustments related to MVC shortfall payments by reportable segment follow.

	Year ended December 31, 2016
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total
	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$8,691	$3,288	$(677)	$11,302
Expected MVC shortfall payments	—	(317)	615	298
Total adjustments related to MVC shortfall payments	$8,691	$2,971	$(62)	$11,600
	Year ended December 31, 2015
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total
	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$11,870	$(21,623)	$(1,700)	$(11,453)
Expected MVC shortfall payments	—	33	(482)	(449)
Total adjustments related to MVC shortfall payments	$11,870	$(21,590)	$(2,182)	$(11,902)

	Year ended December 31, 2014
	Williston Basin	Piceance/DJ Basins	Barnett Shale	Total
	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$10,743	$14,813	$821	$26,377
Expected MVC shortfall payments	—	381	(193)	188
Total adjustments related to MVC shortfall payments	$10,743	$15,194	$628	$26,565